Property and equipment, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 21,933,281	$ 22,359,252	$ 16,804,617
Less: accumulated depreciation	(11,234,271)	(8,633,295)	(4,480,492)
Property and equipment, net	10,699,010	13,725,957	12,324,125
Impaired or pledged property and equipment	0	0	0
Additions to property and equipment	775,594	5,091,647	1,672,529
Disposals of property and equipment	59,754	0	65,073
Depreciation expenses	4,185,532	3,689,815	2,685,034
Server hardware
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	21,703,857	22,242,229	16,696,081
Vehicles
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 229,424	$ 117,023	$ 108,536